Related Parties Balances and Transactions (Details) - Schedule of Transactions with Related Parties - Related Party [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
(1) Number of related parties		5	3	3
(2) Number of directors		5	5	4
Salary fees [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[1]	$ 1,932	$ 1,510	$ 257
Directors consultancy fees [Member]
Related Party Transaction [Line Items]
Transactions with related parties	[2]	310	310	29
Share based payment expense [Member]
Related Party Transaction [Line Items]
Transactions with related parties		1,243	1,128	738
Related Party [Member]
Related Party Transaction [Line Items]
Transactions with related parties		$ 3,485	$ 2,948	$ 1,024

[1]	On June 1, 2021, the Company signed an employee agreement with its Chief Financial Officer according to which the Company will pay a monthly fee for his services. In addition, as part of the agreement, Chief Financial Officer was granted with 21,000 options (refer to Note 10(2)). Under the employment agreement, it was agreed that to the extent that economical value of the Options at such time that the Company consummates its IPO (the “Options Valuation”) will be, in the aggregate, less than $200 thousand, then the Company shall allocate to the Employee additional Options equal, in the aggregate, to the difference between the Options Valuation and $200 thousand.
[2]	On October 31, 2021, the Company’s board of directors recommended that the shareholders approve, and on November 7, 2021 the Company’s shareholders approved, among others, the following: